
Capital Appreciation Portfolio as of October 31, 2000

PORTFOLIO OF INVESTMENTS

Common Stocks -- 87.1%

Security                                              Shares            Value
------------------------------------------------------------------------------
Advertising Services -- 6.7%
------------------------------------------------------------------------------
CNET Networks, Inc.(1)                                 1,500        $   47,250
Getty Images, Inc.(1)                                  1,750            55,562
TMP Worldwide, Inc.(1)                                 2,370           164,974
------------------------------------------------------------------------------
                                                                    $  267,786
------------------------------------------------------------------------------

Aerospace and Defense -- 10.1%
------------------------------------------------------------------------------
AAR Corp.                                              3,300        $   39,394
BE Aerospace, Inc.(1)                                 10,780           177,870
Boeing Company (The)(1)                                  200            13,563
Precision Castparts Corp.                              4,660           175,915
------------------------------------------------------------------------------
                                                                    $  406,742
------------------------------------------------------------------------------

Agricultural Operations -- 3.2%
------------------------------------------------------------------------------
Monsanto Company(1)                                    5,100        $  130,050
------------------------------------------------------------------------------

Business Services -- 1.3%
------------------------------------------------------------------------------
Forrester Research, Inc.(1)                            1,000        $   41,062
Heidrick & Struggles International, Inc.(1)              160             9,890
------------------------------------------------------------------------------
                                                                    $   50,952
------------------------------------------------------------------------------

Cable -- 0.6%
------------------------------------------------------------------------------
EchoStar Communications(1)                               520        $   23,530
------------------------------------------------------------------------------

Commercial Services -- 0.5%
------------------------------------------------------------------------------
Pre-paid Legal Services, Inc.(1)                         500        $   21,938
------------------------------------------------------------------------------

Communications Equipment -- 0.3%
------------------------------------------------------------------------------
Clarent Corporation(1)                                   440        $   13,667
------------------------------------------------------------------------------

Computer Services -- 3.7%
------------------------------------------------------------------------------
Concord EFS, Inc.(1)                                   2,005        $   82,832
NOVA Corporation (Georgia)(1)                          2,000            31,375
SunGard Data Systems, Inc.(1)                            370            18,916
StorageNetworks, Inc.(1)                                 250            15,859
------------------------------------------------------------------------------
                                                                    $  148,982
------------------------------------------------------------------------------

Computer Software -- 5.6%
------------------------------------------------------------------------------
Computer Associates International, Inc.                  300        $    9,562
Interact Commerce Corp.(1)                             3,120            28,665
Microsoft Corporation(1)                               1,800           123,975
SilverStream Software, Inc.(1)                         2,700            60,750
------------------------------------------------------------------------------
                                                                    $  222,952
------------------------------------------------------------------------------

Computer Hardware -- 0.4%
------------------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                              1,200        $   15,150
------------------------------------------------------------------------------

Drugs -- 2.8%
------------------------------------------------------------------------------
Barr Laboratories(1)                                     450        $   28,406
GelTex Pharmaceuticals, Inc.(1)                          500            24,813
Genzyme Corporation(1)                                   850            60,350
------------------------------------------------------------------------------
                                                                    $  113,569
------------------------------------------------------------------------------

Education -- 0.1%
------------------------------------------------------------------------------
Computer Learning Center(1)                            6,000        $    4,875
------------------------------------------------------------------------------

Electronic Manufacturing Services -- 2.3%
------------------------------------------------------------------------------
Pemstar, Inc.(1)                                       6,200        $   90,675
------------------------------------------------------------------------------

Energy Services -- 0.2%
------------------------------------------------------------------------------
Southern Energy, Inc.(1)                                 300        $    8,175
------------------------------------------------------------------------------

E-Marketing -- 1.0%
------------------------------------------------------------------------------
DoubleClick, Inc.(1)                                   2,500        $   40,625
------------------------------------------------------------------------------

Financial Services -- 7.7%
------------------------------------------------------------------------------
Federal Agricultural Mortgage Corporation(1)           1,000        $   21,875
Federal Home Loan Mortgage Corporation                 1,300            78,000
Federal National Mortgage Association                  2,050           157,850
Knight Trading Group, Inc.(1)                            740            22,154
USA Education, Inc.                                      540            30,173
------------------------------------------------------------------------------
                                                                    $  310,052
------------------------------------------------------------------------------

Health Services -- 5.7%
------------------------------------------------------------------------------
Cardinal Health, Inc.                                    340        $   32,215
Caremax Rx, Inc.(1)                                    6,200            77,500
Cybear Group                                              89                61
DaVita, Inc.(1)                                        6,150            69,187
Express Scripts, Inc., Class A(1)                        180            12,094
HEALTHSOUTH Corporation(1)                             3,000            36,000
------------------------------------------------------------------------------
                                                                    $  227,057
------------------------------------------------------------------------------

Household Products -- 2.8%
------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                            5,600        $  110,600
------------------------------------------------------------------------------

Insurance -- 1.2%
------------------------------------------------------------------------------
MGIC Investment Corp.                                    540        $   36,787
Progressive Corp.                                        130            12,773
------------------------------------------------------------------------------
                                                                    $   49,560
------------------------------------------------------------------------------

Internet Services -- 2.6%
------------------------------------------------------------------------------
EarthWeb, Inc.(1)                                      5,000        $   63,125
Keynote Systems, Inc.(1)                               1,640            39,360
------------------------------------------------------------------------------

                                                                    $  102,485
------------------------------------------------------------------------------

Investment Services -- 0.5%
------------------------------------------------------------------------------
Stilwell Financial, Inc.(1)                              470        $   21,062
------------------------------------------------------------------------------

Medical Products -- 0.8%
------------------------------------------------------------------------------
Novoste Corp., Inc.(1)                                 1,230        $   31,058
Thermo Cardiosystems, Inc.(1)                            100               819
------------------------------------------------------------------------------
                                                                    $   31,877
------------------------------------------------------------------------------

Metals -- 1.1%
------------------------------------------------------------------------------
Ladish Company, Inc.(1)                                2,000        $   20,250
RTI International Metals, Inc.(1)                      1,630            23,635
------------------------------------------------------------------------------
                                                                    $   43,885
------------------------------------------------------------------------------

Networking Equipment -- 5.1%
------------------------------------------------------------------------------
CacheFlow, Inc.(1)                                        60        $    6,480
Emulex Corp.                                           1,350           198,281
------------------------------------------------------------------------------
                                                                    $  204,761
------------------------------------------------------------------------------

Oil and Gas - Equipment & Services -- 2.4%
------------------------------------------------------------------------------
Baker Hughes, Inc.                                       220        $    7,563
Nabors Industries, Inc.(1)                               350            17,815
Precision Drilling Corp.(1)                              300             8,588
R&B Falcon Corp.(1)                                    1,000            25,000
Tidewater, Inc.                                          800            36,950
------------------------------------------------------------------------------
                                                                    $   95,916
------------------------------------------------------------------------------

Oil and Gas - Exploration and Production -- 1.1%
------------------------------------------------------------------------------
El Paso Energy Corp.                                     300        $   18,806
Enron Corp.                                              320            26,260
------------------------------------------------------------------------------
                                                                    $   45,066
------------------------------------------------------------------------------

Printing and Business Products -- 1.3%
------------------------------------------------------------------------------
Electronics For Imaging(1)                               700        $   10,850
Lexmark International, Inc.(1)                         1,000            41,000
------------------------------------------------------------------------------
                                                                    $   51,850
------------------------------------------------------------------------------

Real Estate -- 0.5%
------------------------------------------------------------------------------
Pinnacle Holdings, Inc.                                1,350        $   21,263
------------------------------------------------------------------------------

Retail -- 3.4%
------------------------------------------------------------------------------
CVS Corporation                                          500        $   26,469
Hollywood Entertainment Corp.(1)                      25,000            76,562
Pacific Sunwear of California, Inc.(1)                   500            10,250
Winn-Dixie Stores, Inc.                                1,100            21,175
------------------------------------------------------------------------------
                                                                    $  134,456
------------------------------------------------------------------------------

Retail - Direct Distribution -- 2.6%
------------------------------------------------------------------------------
Insight Enterprises, Inc.(1)                           3,200        $  104,000
------------------------------------------------------------------------------

Satellite Telecommunications -- 1.0%
------------------------------------------------------------------------------
Gilat Communications, Ltd.(1)                            800        $   40,950
------------------------------------------------------------------------------

Semiconductors -- 4.2%
------------------------------------------------------------------------------
02Micro International Ltd.(1)                            100        $    1,006
Analog Devices, Inc.(1)                                  500            32,500
AudioCodes Ltd.(1)                                       820            32,441
Chartered Semiconductor Manufacturing Ltd.(1)            850            39,525
Micron Technology, Inc.(1)                             1,870            64,982
------------------------------------------------------------------------------
                                                                    $  170,454
------------------------------------------------------------------------------

Telecommunication Equipment -- 1.0%
------------------------------------------------------------------------------
Somera Communications, Inc.(1)                         3,700        $   41,625
------------------------------------------------------------------------------

Telecommunication Services -- 2.8%
------------------------------------------------------------------------------
e.spire Communications, Inc.(1)                       30,000        $   82,500
McLeod USA, Inc.(1)                                    1,500            28,875
------------------------------------------------------------------------------
                                                                    $  111,375
------------------------------------------------------------------------------

Wireless Equipment -- 0.5%
------------------------------------------------------------------------------
Aether Systems, Inc.(1)                                  225        $   18,141
Ceragon Networks, Ltd.(1)                                 50               625
------------------------------------------------------------------------------
                                                                    $   18,766
------------------------------------------------------------------------------

Total Common Stocks -- 87.1%
  (identified cost $3,066,802)                                      $3,496,728
------------------------------------------------------------------------------


U.S. Government Obligations -- 13.9%

                                                 Principal Amount
Security                                          (000's omitted)        Value
------------------------------------------------------------------------------
FHLB Discount Notes, 6.45%, 11/1/00                     $556        $  555,900
------------------------------------------------------------------------------

Total U.S. Government Obligations -- 13.9%
  (identified cost $555,900)                                        $  555,900
------------------------------------------------------------------------------

Total Investments -- 101.0%
  (identified cost $3,622,702)                                      $4,052,628
------------------------------------------------------------------------------


Securities Sold Short -- 6.7%

Security                                              Shares            Value
------------------------------------------------------------------------------
BE Aerospace, Inc.(1)                                 10,780        $ (177,870)
Pemstar, Inc.(1)                                       6,200           (90,675)
------------------------------------------------------------------------------

Total Securities Sold Short -- 6.7%
  (proceeds -- $248,016)                                            $ (268,545)
------------------------------------------------------------------------------

Other Assets, Less Liabilities Excluding
  Securities Sold Short -- 5.7%                                     $  228,227
------------------------------------------------------------------------------

Net Assets -- 100.0%                                                $4,012,310
------------------------------------------------------------------------------

(1) Non-income producing security

See notes to financial statements



Capital Appreciation Portfolio as of October 31, 2000

FINANCIAL STATEMENTS



Statement of Assets and Liabilities

As of October 31, 2000

Assets:
------------------------------------------------------------------------------
Investments, at value (cost $3,622,702)                             $4,052,628
Cash                                                                   203,997
Deposits with brokers for securities sold short                        248,016
Interest and dividends receivable                                        1,081
Other assets                                                               569
------------------------------------------------------------------------------
Total assets                                                        $4,506,291
------------------------------------------------------------------------------

Liabilities:
------------------------------------------------------------------------------
Payable for investments purchased                                   $  221,464
Securities sold short, at value (proceeds received of $248,016)        268,545
Other accrued expenses                                                   3,972
------------------------------------------------------------------------------
Total liabilities                                                   $  493,981
------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio           $4,012,310
------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals             $3,602,913
Net unrealized appreciation (computed on the basis of
  identified cost)                                                     409,397
------------------------------------------------------------------------------
Total                                                               $4,012,310
------------------------------------------------------------------------------





Statement of Operations

For the Period Ended
October 31, 2000(1)

Investment Income:
------------------------------------------------------------------------------
Interest                                                             $   8,444
Dividends                                                                1,497
------------------------------------------------------------------------------
Total investment income                                              $   9,941
------------------------------------------------------------------------------

Expenses:
------------------------------------------------------------------------------
Investment adviser fee                                               $   5,964
Custodian fee                                                            5,554
Legal and accounting services                                              329
Miscellaneous                                                              802
------------------------------------------------------------------------------
Total expenses                                                       $  12,649
------------------------------------------------------------------------------
Deduct --
  Reduction of custodian fee                                         $     749
------------------------------------------------------------------------------
Total expense reductions                                             $     749
------------------------------------------------------------------------------

Net expenses                                                         $  11,900
------------------------------------------------------------------------------

Net investment loss                                                  $  (1,959)
------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------
Net realized gain (loss) --
  Investment transactions (identified cost basis)                    $(151,565)
------------------------------------------------------------------------------
Net realized loss                                                    $(151,565)
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (identified cost basis)                                $ 409,397
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 $ 409,397
------------------------------------------------------------------------------

Net realized and unrealized gain                                     $ 257,832
------------------------------------------------------------------------------

Net increase in net assets from operations                           $ 255,873
------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.


See notes to financial statements


Capital Appreciation Portfolio as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Statement of Changes in Net Assets

                                                          For the Period Ended
Increase (Decrease) in Net Assets                          October 31, 2000(1)
------------------------------------------------------------------------------
From operations --
  Net investment loss                                               $   (1,959)
  Net realized loss                                                   (151,565)
  Net change in unrealized appreciation (depreciation)                 409,397
------------------------------------------------------------------------------
Net increase in net assets from operations                          $  255,873
------------------------------------------------------------------------------
Capital Transactions --
  Contributions                                                     $3,762,059
  Withdrawals                                                         (105,632)
------------------------------------------------------------------------------
Net increase in net assets from capital transactions                $3,656,427
------------------------------------------------------------------------------

Net increase in net assets                                          $3,912,300
------------------------------------------------------------------------------

Net Assets:
------------------------------------------------------------------------------
At beginning of year                                                $  100,010
------------------------------------------------------------------------------
At end of year                                                      $4,012,310
------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.


See notes to financial statements


Capital Appreciation Portfolio as of October 31, 2000

FINANCIAL STATEMENTS CONT'D



Supplementary Data

                                                          For the Period Ended
                                                           October 31, 2000(1)
------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------
Expenses                                                                  1.36%(2)
Expenses after custodian fee reduction                                    1.28%(2)
Net investment loss                                                      (0.21%)(2)
Portfolio Turnover                                                          90%
------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                                 $4,012
------------------------------------------------------------------------------

(1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.

(2) Annualized


See notes to financial statements


Capital Appreciation Portfolio as of October 31, 2000

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies
-----------------------------------------------------------------------------
Capital Appreciation Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
The policies are in conformity with generally accepted accounting principles.

A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer.
Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  Investment Advisor Fee and Other Transactions
   with Affiliates
-----------------------------------------------------------------------------
The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 13/240 of 1% (0.65% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from commencement of investment operations, June 29, 2000 to October 31, 2000, the advisory fee amounted to $5,964. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from commencement of investment operations, June 29, 2000 to October 31, 2000, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions
-----------------------------------------------------------------------------
Purchases and sales of investments, other than short-term obligations, aggregated $5,281,472 and $2,063,104, respectively, for the period from commencement of investment operations, June 29, 2000 to October 31, 2000.

4  Federal Income Tax Basis of Investments
-----------------------------------------------------------------------------
The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2000 as computed on a federal income tax basis, were as follows:

Aggregate cost                       $3,670,977
-----------------------------------------------
Gross unrealized appreciation        $  515,952
Gross unrealized depreciation          (134,301)
-----------------------------------------------
Net unrealized appreciation          $  381,651
-----------------------------------------------

5  Line of Credit
-----------------------------------------------------------------------------
The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended October
31, 2000.

6  Financial Instruments
-----------------------------------------------------------------------------
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2000, there were no outstanding obligations under these financial instruments.


Capital Appreciation Portfolio as of October 31, 2000

INDEPENDENT AUDITORS' REPORT

To the Trustees and Investors of
Capital Appreciation Portfolio:
-----------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation
Portfolio (the Portfolio) as of October 31, 2000, the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the commencement of investment operations, June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Capital Appreciation Portfolio at October 31, 2000, the results of its operations, the changes in its net assets and its supplementary data for period from the commencement of investment operations, June 29, 2000 to October 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 8, 2000


Capital Appreciation Portfolio as of October 31, 2000

INVESTMENT MANAGEMENT

Capital Appreciation Portfolio

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant